Deferred tax (Details 1) - SEK (kr) kr in Thousands	Dec. 31, 2025	Dec. 31, 2024
Deferred Tax
Losses carried forward	kr 38,488
Deferred tax assets on leases	156,170	158,421
Deferred tax liabilities on leases	(156,170)	(158,421)
Temporary changes in depreciation of fixed assets	(38,225)	(6,369)
Total	kr 262	kr (6,369)